BANK LOANS (Tables)	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
SCHEDULE OF SHORT-TERM BANK LOANS

(a) Short-term bank loans

	June 30, 2025	December 31, 2024
	(Unaudited)
Secured short-term loans	$1,813,734	$1,780,948
Add: amounts due within one year under long-term loan contracts	311,404	305,775
Total short-term bank loans	$2,125,138	$2,086,723

SCHEDULE OF SECURED SHORT-TERM LOAN BALANCES

Detailed information of secured short-term loan balances as of June 30, 2025 and December 31, 2024 were as follows:

	June 30, 2025	December 31, 2024
	(Unaudited)
Guaranteed by Mr. Lin and IST HK	$1,116,144	$1,095,968
Guaranteed by Mr. Lin and Mr. Du Yong	697,590	684,980
Total	$1,813,734	$1,780,948

SCHEDULE OF LONG-TERM BANK LOANS

(b) Long-term bank loans

	June 30, 2025	December 31, 2024
	(Unaudited)
Secured long-term loans	$6,063,592	$6,106,871
Less: amounts due within one year under long-term loan contracts	(311,404)	(305,775)
Total long-term bank loans	$5,752,188	$5,801,096

SCHEDULE OF SECURED LONG-TERM BANK LOAN BALANCES

Detailed information of secured long-term loan balances as of June 30, 2025 and December 31, 2024 were as follows:

	June 30, 2025	December 31, 2024
	(Unaudited)
Guaranteed by ISIOT and Mr. Lin and Collateralized by real property of ISIOT, future rental income of ISIOT, patents of Biznest, and equity investment of IST HK	$1,132,886	$1,202,825
Collateralized by office buildings of IST and guaranteed by Mr. Lin	4,286,133	4,234,135
Guaranteed by Biznest, ISIOT, IST, and Mr. Lin and Collateralized by real property of ISIOT, office buildings of IST, patents of TNM, and future rental income of ISIOT	644,573	669,911
Total	$6,063,592	$6,106,871